Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2023	Dec 31, 2022
Non‑current liabilities
Non‑current portion of secured bank loans	39,880	40,051
Total non‑current loans	39,880	40,051
Lease liabilities	12,399	13,125
Total non‑current liabilities	52,279	53,176

Current liabilities
Current portion of secured bank loans	—	1,261
Convertible loan	25,882	—
Bank overdrafts	—	3,374
Total current loans	25,882	4,635
Current portion of lease liabilities	2,178	2,311
Total current liabilities	28,060	6,946

Total non‑current and current liabilities	80,339	60,122

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2023			Dec 31, 2022
		Nominal		Nominal	Fair	Carrying	Nominal	Fair	Carrying
in EUR k	Currency	interest rate	Maturity	amount	Value	amount	amount	Value	amount
Convertible Loan	USD	12.80%	2024	27,127	25,882	25,882	—	—	—
Secured bank loan	USD	8.15%	2028	40,691	39,880	39,880	39,015	41,312	41,312
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	499	499	499
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	2,376	2,376	2,376
Bank overdrafts	EUR	0.00%	Rollover	—	—	—	499	499	499
Lease liabilities*	EUR	2.1%-7.55%*	2017-31	14,577	14,577	14,577	15,436	15,436	15,436
Total interest‑bearing financial liabilities				82,395	80,339	80,339	57,825	60,122	60,122

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2023	Dec 31, 2022
Trade payables	5,628	6,317
Government grants (deferred income)	6,685	7,950
Contract liabilities	694	651
Warrant liability	394	260
Derivative liabilities	242	376
Others	7,961	9,601
Trade payables and other liabilities	21,604	25,155
Non‑current	6,385	7,726
Current	15,219	17,429

Schedule of key assumptions used to derive warrants value

	Dec 31, 2023	Dec 31, 2022
Exercise price (USD)	7.72	7.72
Share price (USD)	1.20	0.93
Volatility (%)	100.00	85.00
Risk-free interest rate (%)	4.12	4.15
Dividend yield (%)	nil	nil
Time to maturity	3.00	4.00